CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 481.5	$ 186.3
Trade and other receivables	26.4	77.1
Inventories	101.0	93.3
Current income tax receivable	3.1	4.0
Investments	59.5	45.4
Prepaid expenses and other	14.8	12.7
Total current assets	686.3	418.8
Mining interests	1,787.9	1,828.3
Other assets	2.6	3.0
Total assets	2,476.8	2,250.1
Current liabilities
Trade and other payables	172.9	158.0
Current income tax payable	0.0	0.7
Total current liabilities	172.9	158.7
Reclamation and closure cost obligations	154.6	113.5
Non-current derivative financial liabilities	618.4	617.4
Long-term debt	491.0	489.2
Deferred tax liabilities	69.6	53.5
Lease obligations	10.7	19.5
Other liabilities	3.7	9.0
Total liabilities	1,520.9	1,460.8
Equity
Common shares	3,155.4	3,154.0
Contributed surplus	107.5	106.7
Other reserves	(93.0)	(116.8)
Deficit	(2,214.0)	(2,354.6)
Total equity	955.9	789.3
Total liabilities and equity	$ 2,476.8	$ 2,250.1